Financing Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Schedule of Financing Receivables

Financing receivables were as follows:

	September 30, 2014
	Securitized Timeshare	Unsecuritized Timeshare	Other	Total
	(in millions)
Financing receivables	$459	$412	$24	$895
Less: allowance	(26)	(54)	(1)	(81)

	433	358	23	814

Current portion of financing receivables	68	63	2	133
Less: allowance	(4)	(9)	—	(13)

	64	54	2	120

Total financing receivables	$497	$412	$25	$934

	December 31, 2013
	Securitized Timeshare	Unsecuritized Timeshare	Other	Total
	(in millions)
Financing receivables	$205	$654	$49	$908
Less: allowance	(11)	(67)	(1)	(79)

	194	587	48	829

Current portion of financing receivables	29	106	—	135
Less: allowance	(2)	(12)	—	(14)

	27	94	—	121

Total financing receivables	$221	$681	$48	$950

Financing receivables were as follows:

	December 31, 2013
	Securitized Timeshare	Unsecuritized Timeshare	Other	Total
	(in millions)
Financing receivables	$205	$654	$49	$908
Less: allowance	(11)	(67)	(1)	(79)

	194	587	48	829

Current portion of financing receivables	29	106	—	135
Less: allowance	(2)	(12)	—	(14)

	27	94	—	121

Total financing receivables	$221	$681	$48	$950

	December 31, 2012
	Unsecuritized Timeshare	Other	Total
	(in millions)
Financing receivables	$853	$44	$897
Less: allowance	(81)	(1)	(82)

	772	43	815

Current portion of financing receivables	131	—	131
Less: allowance	(12)	—	(12)

	119	—	119

Total financing receivables	$891	$43	$934

Allowance for Uncollectible Timeshare Financing Receivables

The changes in our allowance for uncollectible timeshare financing receivables were as follows:

	Nine Months Ended September 30,
	2014	2013
	(in millions)
Beginning balance	$92	$93
Write-offs	(24)	(19)
Provision for uncollectibles on sales	25	20

Ending balance	$93	$94

The changes in our allowance for uncollectible timeshare financing receivables were as follows:

(in millions)
Balance as of December 31, 2010	$101
Write-offs	(36)
Provision for uncollectibles on sales	32

Balance as of December 31, 2011	97
Write-offs	(33)
Provision for uncollectibles on sales	29

Balance as of December 31, 2012	93
Write-offs	(25)
Provision for uncollectibles on sales	24

Balance as of December 31, 2013	$92

Schedule of Maturities of Timeshare Financing Receivables

Our timeshare financing receivables as of September 30, 2014 mature as follows:

	Securitized Timeshare	Unsecuritized Timeshare
Year	(in millions)
2014 (remaining)	$17	$27
2015	68	48
2016	71	51
2017	73	52
2018	72	52
Thereafter	226	245

	527	475
Less: allowance	(30)	(63)

	$497	$412

Our timeshare financing receivables as of December 31, 2013 mature as follows:

	Securitized Timeshare	Unsecuritized Timeshare
Year	(in millions)
2014	$29	$106
2015	29	87
2016	30	90
2017	30	92
2018	30	89
Thereafter	86	296

	234	760
Less: allowance	(13)	(79)

	$221	$681

Aged Analysis of Gross TImeshare Financing Receivables

The following table details an aged analysis of our gross timeshare financing receivables balance:

	September 30, 2014	December 31, 2013
	(in millions)
Current	$958	$948
30 - 89 days past due	13	14
90 - 119 days past due	3	4
120 days and greater past due	28	28

	$1,002	$994

The following table details an aged analysis of our gross timeshare financing receivables balance:

	December 31,
	2013	2012
	(in millions)
Current	$948	$940
30 - 89 days past due	14	14
90 - 119 days past due	4	4
120 days and greater past due	28	26

	$994	$984